Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (3,084)	$ 25,387	$ 14,228
Adjustments to reconcile net income (loss) to net cash provided (used in) by operating activities:
Loss (gain) on disposal of property, plant and equipment	(158)	(93)	6
Loss on disposal of available-for-sale securities (note 7)	68	0	0
Depreciation	6,462	6,857	8,941
Deferred income taxes	(2,273)	(213)	1,196
Recovery for doubtful accounts	(1,555)	(1,317)	(860)
Inventory impairment	1,993	(1,974)	(23,949)
Share of net loss of equity investees	58	21	40
Impairment of long-lived assets	0	0	77
Impairment of investments	0	346	0
Impairment of goodwill	8,791	0	0
Gain on liquidation of subsidiaries	0	0	(568)
Gain on disposal of subsidiary	(1,962)	0	0
Pension liability adjustments (note 18)	1	14	(4)
Unrealized foreign exchange difference, net	974	(284)	623
Changes in operating assets and liabilities net of acquisitions of business:
Accounts receivable	34,052	(31,779)	(552)
Inventories	(5,539)	(8,595)	30,069
Other current assets	(7,508)	(1,510)	2,470
Amounts due to related parties	580	(4,026)	(7,303)
Other long term assets	(343)	1,165	740
Accounts payable, accrued expenses and other liabilities	(7,933)	13,365	(6,747)
Net cash provided by (used in) operating activities	22,624	(2,636)	18,407
Investing activities:
Placement of unrestricted short-term bank deposits to financial institutions	(2,625)	0	0
Maturity of unrestricted short-term bank deposits from financial institutions	0	0	7,786
Placement of restricted short-term bank deposits to financial institutions	(13,906)	(12,638)	(2,251)
Maturity of restricted short-term bank deposits from financial institutions	11,326	9,696	4,656
Purchases of property, plant and equipment	(8,888)	(3,653)	(3,260)
Proceed from disposal of an available-for-sale securities	24	0	0
Proceeds from disposal of property, plant and equipment	165	147	153
Decrease in investment in equity investee	0	0	800
Net cash provided by (used in) investing activities	(13,904)	(6,448)	7,884
Financing activities:
Dividend paid during the year	(3,195)	0	0
Repayments of bank loans	(22,503)	(19,608)	(30,733)
Proceeds from bank loans	31,319	46,021	9,023
Net cash (used in) provided by financing activities	5,621	26,413	(21,710)
Effect of exchange rate changes on cash and cash equivalents	(886)	4,354	(557)
Net increase in cash and cash equivalents	13,455	21,683	4,024
Cash and cash equivalents at beginning of year	63,217	41,534	37,510
Cash and cash equivalents at end of year	76,672	63,217	41,534
Supplemental disclosure of cash flow information:
Cash paid for interest	1,861	2,056	2,918
Cash paid for income taxes	$ 7,412	$ 3,547	$ 1,900